Restricted Bank Balance, Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2023
Restricted Bank Balance, Cash and Cash Equivalents [Abstract]
Schedule of Restricted Bank Balance, Cash and Cash Equivalents
	2023	2022

Cash in hand	15,065	18,839
Balances in current accounts	28,399,437	16,741,142
	28,414,502	16,759,981
The above consist of the following:
Non-current
Restricted bank balance (Note 15)	8,500,000	8,500,000
	8,500,000	8,500,000
Current
Cash and cash equivalents	7,718,655	940,925
Restricted bank balance	12,195,847	7,319,056
	19,914,502	8,259,981